SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest paid	$ 136	$ 123
Taxes paid	3,590	13
Equipment acquired under finance leases and equipment loans	$ 3,726	$ 136